Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details)		12 Months Ended
		Jun. 30, 2026 USD ($)	Jun. 30, 2026 AUD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2024 AUD ($)
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period
Additions	[1]	461,479
Property, plant and equipment at end of period		461,479
Depreciation expense		6,248
Depreciation expense of property, plant and equipment at end of period		(6,248)
Net carrying amount			$ 455,231	$ 455,231		$ 3,461
Land [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period
Additions	[1]	276,073
Property, plant and equipment at end of period		276,073
Depreciation expense
Depreciation expense of property, plant and equipment at end of period
Net carrying amount				276,073
Buildings [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period
Additions	[1]	185,406
Property, plant and equipment at end of period		185,406
Depreciation expense		6,248
Depreciation expense of property, plant and equipment at end of period		$ (6,248)
Net carrying amount				$ 179,158

[1]	During the year the Group acquired land and associated buildings as part of a strategic acquisition of 100% interest in Remington Capital Corporation – see Note 6 for further information.